Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

As of March 31, 2025 and 2024, property and equipment, net, consisted of the following:

	As of March 31,
	2025	2024
Computer equipment	$19,213	$39,083
Furniture and office equipment	1,028	6,505
Leasehold improvements	212,059	33,800
Less: accumulated depreciation	(67,453)	(59,086)
Total property and equipment, net	$164,847	$20,302